Other liabilities - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Other current liabilities	$ 241		$ 230
Other non-current liabilities	161	$ 173	114
Total other liabilities	$ 402		$ 344